Commitments And Contingencies (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Leased Assets Under Capital Leases

The Company leases certain office space and equipment and employee housing under cancelable and noncancelable lease agreements. Leased assets under capital leases are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Land	¥63	¥—
Machinery and equipment	5,971	7,616
Accumulated depreciation	(3,640)	(5,839)
Software	180	237

Total	¥2,574	¥2,014

Schedule Of Annual Maturities Of Future Minimum Lease Commitments Under Capital And Non-Cancelable Operating Leases

The following table presents the annual maturities of future minimum lease commitments under capital and non-cancelable operating leases at March 31, 2012:

(¥ in millions)
Years ending March 31:	Capital Leases	Operating Leases
2013	¥1,285	¥1,593
2014	736	1,297
2015	627	858
2016	474	587
2017	369	428
2018 and thereafter	388	461

Total minimum lease payments	3,879	¥5,224

Less: amounts representing interest	(539)

Present value of net minimum capital lease payments	¥3,340

Schedule Of Reconciliation Of The Beginning And Ending Balances Of Accrued Product Warranty Cost

The following table presents the reconciliation of the beginning and ending balances of accrued product warranty cost:

(¥ in millions)
For the years ended March 31:	2012	2011
Balance at beginning of year	¥5,598	¥6,707
Addition	3,638	3,750
Utilization	(3,788)	(4,305)
Other	428	(554)
Balance at end of year	¥5,876	¥5,598